Note 3 - Other Current Asset (Details Textual) - Domestic Tax Authority [Member] - Delaware Jurisdiction [Member] - USD ($)		1 Months Ended
	Apr. 27, 2016	Apr. 30, 2016
Franchise Tax		$ 144,070
Interest and Tax Penalty, Costs		$ 4,501
Payments for Other Taxes	$ 148,571